Other gain (loss)	12 Months Ended
Mar. 31, 2017
Other gain (loss)
Other gain (loss)

11. Other gain (loss)

        Other gain (loss) consisted of the following:

	Year ended March 31,
	2017	2016	2015
Government grants	$3,415	$2,885	$—
Operating rent income	958	997	1,374
Other gain/(loss)	746	65	56

Total other income/expenses	$5,119	$3,947	$1,430

        During the year ended March 31, 2017, the Group received five government grants in total amount of $3,415. The grants require certain investments in creation of new workplaces and maintaining them during certain periods of up to five years. The Group recognizes grants received as other non-operating income based on the evidence that the company has fulfilled the grant's requirements.